WARRANTS	12 Months Ended
Jun. 30, 2020
WARRANTS
NOTE 11 - WARRANTS

The Company has granted warrants to non-employee lenders in connection with the issuance of certain convertible promissory notes and to an investor in connection with the purchase of common shares of the Company.The Company has also granted warrants to officers and directors.Certain of the warrants have been subsequently surrendered to the Company and cancelled.

There were no warrants issued by the Company during the year ended June 30, 2020 and no warrants outstanding as of June 30, 2020.Warrant activity for the year ended June 30, 2019 is as follows:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contract Term (Years)	Aggregate Intrinsic Value

Outstanding at June 30, 2018	348,375	$2.20	2.55	$-
Granted	-	$-
Exercised	(99,713)	$2.16
Cancelled or expired	(248,662)	$2.21

Outstanding and exercisable at June 30, 2019	-

Because the number of common shares to be issued under certain convertible notes payable and other agreements is indeterminate, the Company concluded that the equity environment was tainted as of June 30, 2020.Therefore, all warrants issued prior to that date were included in the Company’s calculations of derivative liabilities.With the cashless exercise of warrants and an exchange of warrants for a convertible promissory note, derivative liabilities totaling $2,123,969 were extinguished in the year ended June 30, 2019.